Trade and other payables - Put Option Liability (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Minimum
Trade and other payables
Cash flow period for all non-current liabilities	1 year
Maximum
Trade and other payables
Cash flow period for all non-current liabilities	5 years
PCI India | Estimated option price
Trade and other payables
Percentage of reasonably possible decrease in risk assumption	5.00%
Increase (decrease) in put option liability due to reasonably possible decrease in designated risk component	£ (2)
PCI India | Discount rate
Trade and other payables
Percentage of reasonably possible decrease in risk assumption	1.00%
Increase (decrease) in put option liability due to reasonably possible decrease in designated risk component	£ 2